Liability For Unpaid Claims, Claim Adjustment Expenses And Other Policyholder Funds (Composition Of Other Policyholder Funds) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Policyholder Funds [Line Items]
Other policyholder funds	$ 5,078.1	$ 4,627.8	$ 4,337.1
Employer-Sponsored Defined Contribution And Benefit Plans Funds [Member]
Other Policyholder Funds [Line Items]
Other policyholder funds	1,619.7	1,526.4
Individual Fixed-Rate Annuity Funds [Member]
Other Policyholder Funds [Line Items]
Other policyholder funds	2,248.4	1,978.2
Indexed Annuity Funds [Member]
Other Policyholder Funds [Line Items]
Other policyholder funds	386.9	395.1
Other Policyholder Funds [Member]
Other Policyholder Funds [Line Items]
Other policyholder funds	$ 823.1	$ 728.1